RECLASSIFICATION AND RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative)		1 Months Ended
	Dec. 29, 2022 $ / shares	Feb. 28, 2023
Accounting Changes and Error Corrections [Abstract]
Stockholders' equity reverse stock split		1-for-400 share consolidation
Share Consolidation ratio	400
Par value per share after share consolidation ratio	$ 0.004